Taxation - Schedule of Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
Loss before income tax expense	$ (3,731)	$ (5,186)
Computed income tax benefit with statutory tax rate	(932)	(1,297)
Additional deduction for research and development expenses	(95)	(108)
Tax effect of preferred tax rate	254	238
Tax effect of favorable tax rates on small-scale and low-profit entities	140	(19)
Tax effect of non-deductible items	26	17
Changes in valuation allowance	523	970
Total income tax benefit	$ (84)	$ (199)